Harbor Mid Cap Growth Fund
Harbor Mid Cap Growth Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Mid Cap Growth Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	0.10%	0.10%	0.22%
Total Annual Fund Operating Expenses	[1]	0.85%	1.10%	1.22%
[1]	Restated to reflect current fees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Mid Cap Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	87	271	471	1,049
Administrative	112	350	606	1,340
Investor	124	387	670	1,477

Expense Example, No Redemption Harbor Mid Cap Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	87	271	471	1,049
Administrative	112	350	606	1,340
Investor	124	387	670	1,477

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 95%.
Principal Investment Strategy
Principal Style Characteristics: Mid cap companies with significant capital appreciation potential

The Fund invests primarily in equity securities, principally common and preferred stocks of mid cap companies. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2014, the range of the Index was $275 million to $33.6 billion, but it is expected to change frequently.

The Subadviser uses a bottom up approach, employing fundamental analysis to identify individual companies for potential inclusion in the Fund’s portfolio.

In analyzing companies for investment, the Subadviser looks for, among other things, companies that it believes have:
  Strong earnings growth
  Improving operating trends
  Competitive advantages such as a superior management team
  Attractive relative value within the context of a security’s primary trading market
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund may invest up to 25% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market and issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Mid cap risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Foreign securities risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	20.22%	3rd/2009
Worst Quarter	-24.65%	4th/2008

Average Annual Total Returns — As of December 31, 2014
Average Annual Total Returns Harbor Mid Cap Growth Fund	One Year	Five Years	Ten Years	Life of Class	inception date
Institutional Class	6.59%	14.52%	9.43%	3.55%	Nov. 01, 2000
Institutional Class After Taxes on Distributions	2.16%	12.42%	8.11%		Nov. 01, 2000
Institutional Class After Taxes on Distributions and Sale of Fund Shares	6.65%	11.30%	7.52%		Nov. 01, 2000
Administrative Class	6.27%	14.25%	9.18%	11.78%	Nov. 01, 2002
Investor Class	6.19%	14.11%	9.03%	11.63%	Nov. 01, 2002
Russell Midcap® Growth (reflects no deduction for fees, expenses or taxes)	11.90%	16.94%	9.43%	4.78%	Nov. 01, 2000

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.